INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST
SUPPLEMENT DATED September 21, 2026 TO THE PROSPECTUSES
DATED DECEMBER 19, 2025, OF:
Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)
Invesco BulletShares 2033 Corporate Bond ETF (BSCX)
Invesco BulletShares 2033 Municipal Bond ETF (BSSX)
(each, a “Fund”)
This supplement amends the Summary Prospectuses and Statutory Prospectuses of the above referenced Funds and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectus and Statutory Prospectus for your Fund and retain it for future reference.
Each Fund’s classification has changed from “non-diversified” to “diversified,” and therefore each Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940. Effective immediately, all references in each Fund’s Summary Prospectus and Statutory Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.
P-SIFT-PRO-SUP 092126

INVESCO EXCHANGE-TRADED self-indexed FUND TRUSt
SUPPLEMENT DATED September 21, 2026 TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 19, 2025, OF:
Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)
Invesco BulletShares 2033 Corporate Bond ETF (BSCX)
Invesco BulletShares 2033 Municipal Bond ETF (BSSX)
(each, a “Fund”)
This supplement amends the Statement of Additional Information of the above referenced Funds and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information for your Fund and retain it for future reference.
Each Fund’s classification has changed from “non-diversified” to “diversified.” Effective immediately, the disclosure in the Statement of Additional Information is updated as follows:
Each Fund’s name is removed from the second sentence in the second paragraph under the section titled “General Description of the Trust and the Funds” on page 1.
In addition and accordingly, each Fund is now subject to the following investment restrictions:
Each Fund, as a fundamental policy, may not:
(1) As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. government, its agencies or instrumentalities).
(2) As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.
P-SIFT-SOAI-SUP 092126